Leases (Tables)	12 Months Ended
Dec. 31, 2015
Lease Rental Costs

Year Ended December 31, 2015	AEP		APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Net Lease Expense on Operating Leases	$292.6		$16.4	$88.3	$7.6	$5.4	$6.7
Amortization of Capital Leases	108.5		5.6	40.7	3.9	3.5	13.7
Interest on Capital Leases	25.1		0.8	3.3	0.6	0.7	6.2
Total Lease Rental Costs	$426.2	(a)	$22.8	$132.3	$12.1	$9.6	$26.6

Year Ended December 31, 2014	AEP		APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Net Lease Expense on Operating Leases	$303.9		$18.3	$93.4	$6.6	$3.2	$5.5
Amortization of Capital Leases	109.4		5.5	44.4	5.7	4.2	14.9
Interest on Capital Leases	26.1		1.0	2.8	1.2	0.7	7.4
Total Lease Rental Costs	$439.4	(a)	$24.8	$140.6	$13.5	$8.1	$27.8

Year Ended December 31, 2013	AEP		APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Net Lease Expense on Operating Leases	$326.6		$17.5	$95.6	$57.8	$4.1	$6.3
Amortization of Capital Leases	73.9		6.3	11.3	7.8	4.1	15.5
Interest on Capital Leases	28.3		1.4	1.9	4.1	0.8	8.1
Total Lease Rental Costs	$428.8	(a)	$25.2	$108.8	$69.7	$9.0	$29.9

(a)
Amounts include lease expenses related to AEPRO that have been classified as Other Operation Expense from Discontinued Operations on the statements of income in the amounts of $89 million, $96 million and $103 million for the Years Ended December 31, 2015, 2014 and 2013, respectively. See “AEPRO (Corporate and Other)” section of Note 7 for additional information.

Property, Plant and Equipment and Related Obligations Under Capital Leases

December 31, 2015	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Property, Plant and Equipment Under Capital Leases:
Generation	$128.2	$43.4	$14.5	$—	$9.6	$34.5
Other Property, Plant and Equipment	439.3	17.6	68.2	23.4	18.6	165.1
Total Property, Plant and Equipment	567.5	61.0	82.7	23.4	28.2	199.6
Accumulated Amortization	214.1	15.6	19.7	10.2	13.6	91.3
Net Property, Plant and Equipment Under Capital Leases	$353.4	$45.4	$63.0	$13.2	$14.6	$108.3

Obligations Under Capital Leases:
Noncurrent Liability	$247.3	$39.1	$30.2	$9.3	$10.9	$75.6
Liability Due Within One Year	96.2	6.3	32.8	3.9	3.7	21.9

Total Obligations Under Capital Leases	$343.5	$45.4	$63.0	$13.2	$14.6	$97.5

December 31, 2014	AEP		APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Property, Plant and Equipment Under Capital Leases:
Generation	$104.4		$14.1	$18.7	$—	$9.6	$35.4
Other Property, Plant and Equipment	683.0		19.4	100.4	22.6	16.5	159.5
Total Property, Plant and Equipment	787.4		33.5	119.1	22.6	26.1	194.9
Accumulated Amortization	240.0		14.0	15.9	8.0	11.8	80.1
Net Property, Plant and Equipment Under Capital Leases	$547.4	(a)	$19.5	$103.2	$14.6	$14.3	$114.8

Obligations Under Capital Leases:
Noncurrent Liability	$440.4		$14.4	$61.1	$11.0	$10.9	$91.0
Liability Due Within One Year	111.4		5.1	42.1	3.6	3.4	17.6

Total Obligations Under Capital Leases	$551.8	(a)	$19.5	$103.2	$14.6	$14.3	$108.6

(a)
Amounts include Net Property Under Capital Leases that have been classified as Assets from Discontinued Operations in the amount of $179 million and Total Obligations Under Capital Leases that have been classified as Liabilities from Discontinued Operations in the amount of $189 million on the December 31, 2014 balance sheet. See “AEPRO (Corporate and Other)” section of Note 7 for additional information.

Future Minimum Lease Payments

Capital Leases	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
2016	$112.9	$9.8	$36.6	$4.4	$4.3	$26.1
2017	76.2	9.4	12.1	4.0	4.1	18.2
2018	54.9	8.4	6.5	3.1	2.9	12.7
2019	38.7	6.4	3.0	1.0	1.6	11.4
2020	27.7	5.7	2.7	0.6	1.0	9.7
Later Years	110.7	26.5	20.3	1.4	2.6	40.3
Total Future Minimum Lease Payments	421.1	66.2	81.2	14.5	16.5	118.4
Less Estimated Interest Element	77.6	20.8	18.2	1.3	1.9	20.9
Estimated Present Value of Future Minimum Lease Payments	$343.5	$45.4	$63.0	$13.2	$14.6	$97.5

Noncancelable Operating Leases	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
2016	$239.1	$15.6	$92.7	$8.8	$4.8	$6.3
2017	228.7	15.2	90.9	8.3	3.9	5.3
2018	219.9	13.8	89.7	6.9	3.5	4.8
2019	211.2	12.4	88.5	5.4	2.9	4.5
2020	202.8	11.8	85.1	4.5	2.4	4.2
Later Years	452.3	36.0	173.8	20.2	4.7	16.5
Total Future Minimum Lease Payments	$1,554.0	$104.8	$620.7	$54.1	$22.2	$41.6

Maximum Potential Loss

Company	Maximum Potential Loss
(in millions)
AEP	$33.4
APCo	4.8
I&M	3.2
OPCo	5.3
PSO	2.8
SWEPCo	3.4

Rockport Lease [Member]
Future Minimum Lease Payments

Future Minimum Lease Payments	AEP (a)	I&M
	(in millions)
2016	$147.8	$73.9
2017	147.8	73.9
2018	147.8	73.9
2019	147.8	73.9
2020	147.8	73.9
Later Years	295.0	147.5
Total Future Minimum Lease Payments	$1,034.0	$517.0

Nuclear Fuel Lease [Member]
Future Minimum Lease Payments

Future Minimum Lease Payments	I&M
(in millions)
2016	$26.9
2017	5.8
2018	2.4
Total Future Minimum Lease Payments	$35.1

Appalachian Power Co [Member]
Lease Rental Costs

Year Ended December 31, 2015	AEP		APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Net Lease Expense on Operating Leases	$292.6		$16.4	$88.3	$7.6	$5.4	$6.7
Amortization of Capital Leases	108.5		5.6	40.7	3.9	3.5	13.7
Interest on Capital Leases	25.1		0.8	3.3	0.6	0.7	6.2
Total Lease Rental Costs	$426.2	(a)	$22.8	$132.3	$12.1	$9.6	$26.6

Year Ended December 31, 2014	AEP		APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Net Lease Expense on Operating Leases	$303.9		$18.3	$93.4	$6.6	$3.2	$5.5
Amortization of Capital Leases	109.4		5.5	44.4	5.7	4.2	14.9
Interest on Capital Leases	26.1		1.0	2.8	1.2	0.7	7.4
Total Lease Rental Costs	$439.4	(a)	$24.8	$140.6	$13.5	$8.1	$27.8

Year Ended December 31, 2013	AEP		APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Net Lease Expense on Operating Leases	$326.6		$17.5	$95.6	$57.8	$4.1	$6.3
Amortization of Capital Leases	73.9		6.3	11.3	7.8	4.1	15.5
Interest on Capital Leases	28.3		1.4	1.9	4.1	0.8	8.1
Total Lease Rental Costs	$428.8	(a)	$25.2	$108.8	$69.7	$9.0	$29.9

(a)
Amounts include lease expenses related to AEPRO that have been classified as Other Operation Expense from Discontinued Operations on the statements of income in the amounts of $89 million, $96 million and $103 million for the Years Ended December 31, 2015, 2014 and 2013, respectively. See “AEPRO (Corporate and Other)” section of Note 7 for additional information.

Property, Plant and Equipment and Related Obligations Under Capital Leases

December 31, 2015	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Property, Plant and Equipment Under Capital Leases:
Generation	$128.2	$43.4	$14.5	$—	$9.6	$34.5
Other Property, Plant and Equipment	439.3	17.6	68.2	23.4	18.6	165.1
Total Property, Plant and Equipment	567.5	61.0	82.7	23.4	28.2	199.6
Accumulated Amortization	214.1	15.6	19.7	10.2	13.6	91.3
Net Property, Plant and Equipment Under Capital Leases	$353.4	$45.4	$63.0	$13.2	$14.6	$108.3

Obligations Under Capital Leases:
Noncurrent Liability	$247.3	$39.1	$30.2	$9.3	$10.9	$75.6
Liability Due Within One Year	96.2	6.3	32.8	3.9	3.7	21.9

Total Obligations Under Capital Leases	$343.5	$45.4	$63.0	$13.2	$14.6	$97.5

December 31, 2014	AEP		APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Property, Plant and Equipment Under Capital Leases:
Generation	$104.4		$14.1	$18.7	$—	$9.6	$35.4
Other Property, Plant and Equipment	683.0		19.4	100.4	22.6	16.5	159.5
Total Property, Plant and Equipment	787.4		33.5	119.1	22.6	26.1	194.9
Accumulated Amortization	240.0		14.0	15.9	8.0	11.8	80.1
Net Property, Plant and Equipment Under Capital Leases	$547.4	(a)	$19.5	$103.2	$14.6	$14.3	$114.8

Obligations Under Capital Leases:
Noncurrent Liability	$440.4		$14.4	$61.1	$11.0	$10.9	$91.0
Liability Due Within One Year	111.4		5.1	42.1	3.6	3.4	17.6

Total Obligations Under Capital Leases	$551.8	(a)	$19.5	$103.2	$14.6	$14.3	$108.6

(a)
Amounts include Net Property Under Capital Leases that have been classified as Assets from Discontinued Operations in the amount of $179 million and Total Obligations Under Capital Leases that have been classified as Liabilities from Discontinued Operations in the amount of $189 million on the December 31, 2014 balance sheet. See “AEPRO (Corporate and Other)” section of Note 7 for additional information.

Future Minimum Lease Payments

Capital Leases	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
2016	$112.9	$9.8	$36.6	$4.4	$4.3	$26.1
2017	76.2	9.4	12.1	4.0	4.1	18.2
2018	54.9	8.4	6.5	3.1	2.9	12.7
2019	38.7	6.4	3.0	1.0	1.6	11.4
2020	27.7	5.7	2.7	0.6	1.0	9.7
Later Years	110.7	26.5	20.3	1.4	2.6	40.3
Total Future Minimum Lease Payments	421.1	66.2	81.2	14.5	16.5	118.4
Less Estimated Interest Element	77.6	20.8	18.2	1.3	1.9	20.9
Estimated Present Value of Future Minimum Lease Payments	$343.5	$45.4	$63.0	$13.2	$14.6	$97.5

Noncancelable Operating Leases	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
2016	$239.1	$15.6	$92.7	$8.8	$4.8	$6.3
2017	228.7	15.2	90.9	8.3	3.9	5.3
2018	219.9	13.8	89.7	6.9	3.5	4.8
2019	211.2	12.4	88.5	5.4	2.9	4.5
2020	202.8	11.8	85.1	4.5	2.4	4.2
Later Years	452.3	36.0	173.8	20.2	4.7	16.5
Total Future Minimum Lease Payments	$1,554.0	$104.8	$620.7	$54.1	$22.2	$41.6

Maximum Potential Loss

Company	Maximum Potential Loss
(in millions)
AEP	$33.4
APCo	4.8
I&M	3.2
OPCo	5.3
PSO	2.8
SWEPCo	3.4

Indiana Michigan Power Co [Member]
Lease Rental Costs

Year Ended December 31, 2015	AEP		APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Net Lease Expense on Operating Leases	$292.6		$16.4	$88.3	$7.6	$5.4	$6.7
Amortization of Capital Leases	108.5		5.6	40.7	3.9	3.5	13.7
Interest on Capital Leases	25.1		0.8	3.3	0.6	0.7	6.2
Total Lease Rental Costs	$426.2	(a)	$22.8	$132.3	$12.1	$9.6	$26.6

Year Ended December 31, 2014	AEP		APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Net Lease Expense on Operating Leases	$303.9		$18.3	$93.4	$6.6	$3.2	$5.5
Amortization of Capital Leases	109.4		5.5	44.4	5.7	4.2	14.9
Interest on Capital Leases	26.1		1.0	2.8	1.2	0.7	7.4
Total Lease Rental Costs	$439.4	(a)	$24.8	$140.6	$13.5	$8.1	$27.8

Year Ended December 31, 2013	AEP		APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Net Lease Expense on Operating Leases	$326.6		$17.5	$95.6	$57.8	$4.1	$6.3
Amortization of Capital Leases	73.9		6.3	11.3	7.8	4.1	15.5
Interest on Capital Leases	28.3		1.4	1.9	4.1	0.8	8.1
Total Lease Rental Costs	$428.8	(a)	$25.2	$108.8	$69.7	$9.0	$29.9

(a)
Amounts include lease expenses related to AEPRO that have been classified as Other Operation Expense from Discontinued Operations on the statements of income in the amounts of $89 million, $96 million and $103 million for the Years Ended December 31, 2015, 2014 and 2013, respectively. See “AEPRO (Corporate and Other)” section of Note 7 for additional information.

Property, Plant and Equipment and Related Obligations Under Capital Leases

December 31, 2015	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Property, Plant and Equipment Under Capital Leases:
Generation	$128.2	$43.4	$14.5	$—	$9.6	$34.5
Other Property, Plant and Equipment	439.3	17.6	68.2	23.4	18.6	165.1
Total Property, Plant and Equipment	567.5	61.0	82.7	23.4	28.2	199.6
Accumulated Amortization	214.1	15.6	19.7	10.2	13.6	91.3
Net Property, Plant and Equipment Under Capital Leases	$353.4	$45.4	$63.0	$13.2	$14.6	$108.3

Obligations Under Capital Leases:
Noncurrent Liability	$247.3	$39.1	$30.2	$9.3	$10.9	$75.6
Liability Due Within One Year	96.2	6.3	32.8	3.9	3.7	21.9

Total Obligations Under Capital Leases	$343.5	$45.4	$63.0	$13.2	$14.6	$97.5

December 31, 2014	AEP		APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Property, Plant and Equipment Under Capital Leases:
Generation	$104.4		$14.1	$18.7	$—	$9.6	$35.4
Other Property, Plant and Equipment	683.0		19.4	100.4	22.6	16.5	159.5
Total Property, Plant and Equipment	787.4		33.5	119.1	22.6	26.1	194.9
Accumulated Amortization	240.0		14.0	15.9	8.0	11.8	80.1
Net Property, Plant and Equipment Under Capital Leases	$547.4	(a)	$19.5	$103.2	$14.6	$14.3	$114.8

Obligations Under Capital Leases:
Noncurrent Liability	$440.4		$14.4	$61.1	$11.0	$10.9	$91.0
Liability Due Within One Year	111.4		5.1	42.1	3.6	3.4	17.6

Total Obligations Under Capital Leases	$551.8	(a)	$19.5	$103.2	$14.6	$14.3	$108.6

(a)
Amounts include Net Property Under Capital Leases that have been classified as Assets from Discontinued Operations in the amount of $179 million and Total Obligations Under Capital Leases that have been classified as Liabilities from Discontinued Operations in the amount of $189 million on the December 31, 2014 balance sheet. See “AEPRO (Corporate and Other)” section of Note 7 for additional information.

Future Minimum Lease Payments

Capital Leases	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
2016	$112.9	$9.8	$36.6	$4.4	$4.3	$26.1
2017	76.2	9.4	12.1	4.0	4.1	18.2
2018	54.9	8.4	6.5	3.1	2.9	12.7
2019	38.7	6.4	3.0	1.0	1.6	11.4
2020	27.7	5.7	2.7	0.6	1.0	9.7
Later Years	110.7	26.5	20.3	1.4	2.6	40.3
Total Future Minimum Lease Payments	421.1	66.2	81.2	14.5	16.5	118.4
Less Estimated Interest Element	77.6	20.8	18.2	1.3	1.9	20.9
Estimated Present Value of Future Minimum Lease Payments	$343.5	$45.4	$63.0	$13.2	$14.6	$97.5

Noncancelable Operating Leases	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
2016	$239.1	$15.6	$92.7	$8.8	$4.8	$6.3
2017	228.7	15.2	90.9	8.3	3.9	5.3
2018	219.9	13.8	89.7	6.9	3.5	4.8
2019	211.2	12.4	88.5	5.4	2.9	4.5
2020	202.8	11.8	85.1	4.5	2.4	4.2
Later Years	452.3	36.0	173.8	20.2	4.7	16.5
Total Future Minimum Lease Payments	$1,554.0	$104.8	$620.7	$54.1	$22.2	$41.6

Maximum Potential Loss

Company	Maximum Potential Loss
(in millions)
AEP	$33.4
APCo	4.8
I&M	3.2
OPCo	5.3
PSO	2.8
SWEPCo	3.4

Indiana Michigan Power Co [Member] | Rockport Lease [Member]
Future Minimum Lease Payments

Future Minimum Lease Payments	AEP (a)	I&M
	(in millions)
2016	$147.8	$73.9
2017	147.8	73.9
2018	147.8	73.9
2019	147.8	73.9
2020	147.8	73.9
Later Years	295.0	147.5
Total Future Minimum Lease Payments	$1,034.0	$517.0

Indiana Michigan Power Co [Member] | Nuclear Fuel Lease [Member]
Future Minimum Lease Payments

Future Minimum Lease Payments	I&M
(in millions)
2016	$26.9
2017	5.8
2018	2.4
Total Future Minimum Lease Payments	$35.1

Ohio Power Co [Member]
Lease Rental Costs

Year Ended December 31, 2015	AEP		APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Net Lease Expense on Operating Leases	$292.6		$16.4	$88.3	$7.6	$5.4	$6.7
Amortization of Capital Leases	108.5		5.6	40.7	3.9	3.5	13.7
Interest on Capital Leases	25.1		0.8	3.3	0.6	0.7	6.2
Total Lease Rental Costs	$426.2	(a)	$22.8	$132.3	$12.1	$9.6	$26.6

Year Ended December 31, 2014	AEP		APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Net Lease Expense on Operating Leases	$303.9		$18.3	$93.4	$6.6	$3.2	$5.5
Amortization of Capital Leases	109.4		5.5	44.4	5.7	4.2	14.9
Interest on Capital Leases	26.1		1.0	2.8	1.2	0.7	7.4
Total Lease Rental Costs	$439.4	(a)	$24.8	$140.6	$13.5	$8.1	$27.8

Year Ended December 31, 2013	AEP		APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Net Lease Expense on Operating Leases	$326.6		$17.5	$95.6	$57.8	$4.1	$6.3
Amortization of Capital Leases	73.9		6.3	11.3	7.8	4.1	15.5
Interest on Capital Leases	28.3		1.4	1.9	4.1	0.8	8.1
Total Lease Rental Costs	$428.8	(a)	$25.2	$108.8	$69.7	$9.0	$29.9

(a)
Amounts include lease expenses related to AEPRO that have been classified as Other Operation Expense from Discontinued Operations on the statements of income in the amounts of $89 million, $96 million and $103 million for the Years Ended December 31, 2015, 2014 and 2013, respectively. See “AEPRO (Corporate and Other)” section of Note 7 for additional information.

Property, Plant and Equipment and Related Obligations Under Capital Leases

December 31, 2015	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Property, Plant and Equipment Under Capital Leases:
Generation	$128.2	$43.4	$14.5	$—	$9.6	$34.5
Other Property, Plant and Equipment	439.3	17.6	68.2	23.4	18.6	165.1
Total Property, Plant and Equipment	567.5	61.0	82.7	23.4	28.2	199.6
Accumulated Amortization	214.1	15.6	19.7	10.2	13.6	91.3
Net Property, Plant and Equipment Under Capital Leases	$353.4	$45.4	$63.0	$13.2	$14.6	$108.3

Obligations Under Capital Leases:
Noncurrent Liability	$247.3	$39.1	$30.2	$9.3	$10.9	$75.6
Liability Due Within One Year	96.2	6.3	32.8	3.9	3.7	21.9

Total Obligations Under Capital Leases	$343.5	$45.4	$63.0	$13.2	$14.6	$97.5

December 31, 2014	AEP		APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Property, Plant and Equipment Under Capital Leases:
Generation	$104.4		$14.1	$18.7	$—	$9.6	$35.4
Other Property, Plant and Equipment	683.0		19.4	100.4	22.6	16.5	159.5
Total Property, Plant and Equipment	787.4		33.5	119.1	22.6	26.1	194.9
Accumulated Amortization	240.0		14.0	15.9	8.0	11.8	80.1
Net Property, Plant and Equipment Under Capital Leases	$547.4	(a)	$19.5	$103.2	$14.6	$14.3	$114.8

Obligations Under Capital Leases:
Noncurrent Liability	$440.4		$14.4	$61.1	$11.0	$10.9	$91.0
Liability Due Within One Year	111.4		5.1	42.1	3.6	3.4	17.6

Total Obligations Under Capital Leases	$551.8	(a)	$19.5	$103.2	$14.6	$14.3	$108.6

(a)
Amounts include Net Property Under Capital Leases that have been classified as Assets from Discontinued Operations in the amount of $179 million and Total Obligations Under Capital Leases that have been classified as Liabilities from Discontinued Operations in the amount of $189 million on the December 31, 2014 balance sheet. See “AEPRO (Corporate and Other)” section of Note 7 for additional information.

Future Minimum Lease Payments

Capital Leases	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
2016	$112.9	$9.8	$36.6	$4.4	$4.3	$26.1
2017	76.2	9.4	12.1	4.0	4.1	18.2
2018	54.9	8.4	6.5	3.1	2.9	12.7
2019	38.7	6.4	3.0	1.0	1.6	11.4
2020	27.7	5.7	2.7	0.6	1.0	9.7
Later Years	110.7	26.5	20.3	1.4	2.6	40.3
Total Future Minimum Lease Payments	421.1	66.2	81.2	14.5	16.5	118.4
Less Estimated Interest Element	77.6	20.8	18.2	1.3	1.9	20.9
Estimated Present Value of Future Minimum Lease Payments	$343.5	$45.4	$63.0	$13.2	$14.6	$97.5

Noncancelable Operating Leases	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
2016	$239.1	$15.6	$92.7	$8.8	$4.8	$6.3
2017	228.7	15.2	90.9	8.3	3.9	5.3
2018	219.9	13.8	89.7	6.9	3.5	4.8
2019	211.2	12.4	88.5	5.4	2.9	4.5
2020	202.8	11.8	85.1	4.5	2.4	4.2
Later Years	452.3	36.0	173.8	20.2	4.7	16.5
Total Future Minimum Lease Payments	$1,554.0	$104.8	$620.7	$54.1	$22.2	$41.6

Maximum Potential Loss

Company	Maximum Potential Loss
(in millions)
AEP	$33.4
APCo	4.8
I&M	3.2
OPCo	5.3
PSO	2.8
SWEPCo	3.4

Public Service Co Of Oklahoma [Member]
Lease Rental Costs

Year Ended December 31, 2015	AEP		APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Net Lease Expense on Operating Leases	$292.6		$16.4	$88.3	$7.6	$5.4	$6.7
Amortization of Capital Leases	108.5		5.6	40.7	3.9	3.5	13.7
Interest on Capital Leases	25.1		0.8	3.3	0.6	0.7	6.2
Total Lease Rental Costs	$426.2	(a)	$22.8	$132.3	$12.1	$9.6	$26.6

Year Ended December 31, 2014	AEP		APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Net Lease Expense on Operating Leases	$303.9		$18.3	$93.4	$6.6	$3.2	$5.5
Amortization of Capital Leases	109.4		5.5	44.4	5.7	4.2	14.9
Interest on Capital Leases	26.1		1.0	2.8	1.2	0.7	7.4
Total Lease Rental Costs	$439.4	(a)	$24.8	$140.6	$13.5	$8.1	$27.8

Year Ended December 31, 2013	AEP		APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Net Lease Expense on Operating Leases	$326.6		$17.5	$95.6	$57.8	$4.1	$6.3
Amortization of Capital Leases	73.9		6.3	11.3	7.8	4.1	15.5
Interest on Capital Leases	28.3		1.4	1.9	4.1	0.8	8.1
Total Lease Rental Costs	$428.8	(a)	$25.2	$108.8	$69.7	$9.0	$29.9

(a)
Amounts include lease expenses related to AEPRO that have been classified as Other Operation Expense from Discontinued Operations on the statements of income in the amounts of $89 million, $96 million and $103 million for the Years Ended December 31, 2015, 2014 and 2013, respectively. See “AEPRO (Corporate and Other)” section of Note 7 for additional information.

Property, Plant and Equipment and Related Obligations Under Capital Leases

December 31, 2015	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Property, Plant and Equipment Under Capital Leases:
Generation	$128.2	$43.4	$14.5	$—	$9.6	$34.5
Other Property, Plant and Equipment	439.3	17.6	68.2	23.4	18.6	165.1
Total Property, Plant and Equipment	567.5	61.0	82.7	23.4	28.2	199.6
Accumulated Amortization	214.1	15.6	19.7	10.2	13.6	91.3
Net Property, Plant and Equipment Under Capital Leases	$353.4	$45.4	$63.0	$13.2	$14.6	$108.3

Obligations Under Capital Leases:
Noncurrent Liability	$247.3	$39.1	$30.2	$9.3	$10.9	$75.6
Liability Due Within One Year	96.2	6.3	32.8	3.9	3.7	21.9

Total Obligations Under Capital Leases	$343.5	$45.4	$63.0	$13.2	$14.6	$97.5

December 31, 2014	AEP		APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Property, Plant and Equipment Under Capital Leases:
Generation	$104.4		$14.1	$18.7	$—	$9.6	$35.4
Other Property, Plant and Equipment	683.0		19.4	100.4	22.6	16.5	159.5
Total Property, Plant and Equipment	787.4		33.5	119.1	22.6	26.1	194.9
Accumulated Amortization	240.0		14.0	15.9	8.0	11.8	80.1
Net Property, Plant and Equipment Under Capital Leases	$547.4	(a)	$19.5	$103.2	$14.6	$14.3	$114.8

Obligations Under Capital Leases:
Noncurrent Liability	$440.4		$14.4	$61.1	$11.0	$10.9	$91.0
Liability Due Within One Year	111.4		5.1	42.1	3.6	3.4	17.6

Total Obligations Under Capital Leases	$551.8	(a)	$19.5	$103.2	$14.6	$14.3	$108.6

(a)
Amounts include Net Property Under Capital Leases that have been classified as Assets from Discontinued Operations in the amount of $179 million and Total Obligations Under Capital Leases that have been classified as Liabilities from Discontinued Operations in the amount of $189 million on the December 31, 2014 balance sheet. See “AEPRO (Corporate and Other)” section of Note 7 for additional information.

Future Minimum Lease Payments

Capital Leases	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
2016	$112.9	$9.8	$36.6	$4.4	$4.3	$26.1
2017	76.2	9.4	12.1	4.0	4.1	18.2
2018	54.9	8.4	6.5	3.1	2.9	12.7
2019	38.7	6.4	3.0	1.0	1.6	11.4
2020	27.7	5.7	2.7	0.6	1.0	9.7
Later Years	110.7	26.5	20.3	1.4	2.6	40.3
Total Future Minimum Lease Payments	421.1	66.2	81.2	14.5	16.5	118.4
Less Estimated Interest Element	77.6	20.8	18.2	1.3	1.9	20.9
Estimated Present Value of Future Minimum Lease Payments	$343.5	$45.4	$63.0	$13.2	$14.6	$97.5

Noncancelable Operating Leases	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
2016	$239.1	$15.6	$92.7	$8.8	$4.8	$6.3
2017	228.7	15.2	90.9	8.3	3.9	5.3
2018	219.9	13.8	89.7	6.9	3.5	4.8
2019	211.2	12.4	88.5	5.4	2.9	4.5
2020	202.8	11.8	85.1	4.5	2.4	4.2
Later Years	452.3	36.0	173.8	20.2	4.7	16.5
Total Future Minimum Lease Payments	$1,554.0	$104.8	$620.7	$54.1	$22.2	$41.6

Maximum Potential Loss

Company	Maximum Potential Loss
(in millions)
AEP	$33.4
APCo	4.8
I&M	3.2
OPCo	5.3
PSO	2.8
SWEPCo	3.4

Southwestern Electric Power Co [Member]
Lease Rental Costs

Year Ended December 31, 2015	AEP		APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Net Lease Expense on Operating Leases	$292.6		$16.4	$88.3	$7.6	$5.4	$6.7
Amortization of Capital Leases	108.5		5.6	40.7	3.9	3.5	13.7
Interest on Capital Leases	25.1		0.8	3.3	0.6	0.7	6.2
Total Lease Rental Costs	$426.2	(a)	$22.8	$132.3	$12.1	$9.6	$26.6

Year Ended December 31, 2014	AEP		APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Net Lease Expense on Operating Leases	$303.9		$18.3	$93.4	$6.6	$3.2	$5.5
Amortization of Capital Leases	109.4		5.5	44.4	5.7	4.2	14.9
Interest on Capital Leases	26.1		1.0	2.8	1.2	0.7	7.4
Total Lease Rental Costs	$439.4	(a)	$24.8	$140.6	$13.5	$8.1	$27.8

Year Ended December 31, 2013	AEP		APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Net Lease Expense on Operating Leases	$326.6		$17.5	$95.6	$57.8	$4.1	$6.3
Amortization of Capital Leases	73.9		6.3	11.3	7.8	4.1	15.5
Interest on Capital Leases	28.3		1.4	1.9	4.1	0.8	8.1
Total Lease Rental Costs	$428.8	(a)	$25.2	$108.8	$69.7	$9.0	$29.9

(a)
Amounts include lease expenses related to AEPRO that have been classified as Other Operation Expense from Discontinued Operations on the statements of income in the amounts of $89 million, $96 million and $103 million for the Years Ended December 31, 2015, 2014 and 2013, respectively. See “AEPRO (Corporate and Other)” section of Note 7 for additional information.

Property, Plant and Equipment and Related Obligations Under Capital Leases

December 31, 2015	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Property, Plant and Equipment Under Capital Leases:
Generation	$128.2	$43.4	$14.5	$—	$9.6	$34.5
Other Property, Plant and Equipment	439.3	17.6	68.2	23.4	18.6	165.1
Total Property, Plant and Equipment	567.5	61.0	82.7	23.4	28.2	199.6
Accumulated Amortization	214.1	15.6	19.7	10.2	13.6	91.3
Net Property, Plant and Equipment Under Capital Leases	$353.4	$45.4	$63.0	$13.2	$14.6	$108.3

Obligations Under Capital Leases:
Noncurrent Liability	$247.3	$39.1	$30.2	$9.3	$10.9	$75.6
Liability Due Within One Year	96.2	6.3	32.8	3.9	3.7	21.9

Total Obligations Under Capital Leases	$343.5	$45.4	$63.0	$13.2	$14.6	$97.5

December 31, 2014	AEP		APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Property, Plant and Equipment Under Capital Leases:
Generation	$104.4		$14.1	$18.7	$—	$9.6	$35.4
Other Property, Plant and Equipment	683.0		19.4	100.4	22.6	16.5	159.5
Total Property, Plant and Equipment	787.4		33.5	119.1	22.6	26.1	194.9
Accumulated Amortization	240.0		14.0	15.9	8.0	11.8	80.1
Net Property, Plant and Equipment Under Capital Leases	$547.4	(a)	$19.5	$103.2	$14.6	$14.3	$114.8

Obligations Under Capital Leases:
Noncurrent Liability	$440.4		$14.4	$61.1	$11.0	$10.9	$91.0
Liability Due Within One Year	111.4		5.1	42.1	3.6	3.4	17.6

Total Obligations Under Capital Leases	$551.8	(a)	$19.5	$103.2	$14.6	$14.3	$108.6

(a)
Amounts include Net Property Under Capital Leases that have been classified as Assets from Discontinued Operations in the amount of $179 million and Total Obligations Under Capital Leases that have been classified as Liabilities from Discontinued Operations in the amount of $189 million on the December 31, 2014 balance sheet. See “AEPRO (Corporate and Other)” section of Note 7 for additional information.

Future Minimum Lease Payments

Capital Leases	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
2016	$112.9	$9.8	$36.6	$4.4	$4.3	$26.1
2017	76.2	9.4	12.1	4.0	4.1	18.2
2018	54.9	8.4	6.5	3.1	2.9	12.7
2019	38.7	6.4	3.0	1.0	1.6	11.4
2020	27.7	5.7	2.7	0.6	1.0	9.7
Later Years	110.7	26.5	20.3	1.4	2.6	40.3
Total Future Minimum Lease Payments	421.1	66.2	81.2	14.5	16.5	118.4
Less Estimated Interest Element	77.6	20.8	18.2	1.3	1.9	20.9
Estimated Present Value of Future Minimum Lease Payments	$343.5	$45.4	$63.0	$13.2	$14.6	$97.5

Noncancelable Operating Leases	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
2016	$239.1	$15.6	$92.7	$8.8	$4.8	$6.3
2017	228.7	15.2	90.9	8.3	3.9	5.3
2018	219.9	13.8	89.7	6.9	3.5	4.8
2019	211.2	12.4	88.5	5.4	2.9	4.5
2020	202.8	11.8	85.1	4.5	2.4	4.2
Later Years	452.3	36.0	173.8	20.2	4.7	16.5
Total Future Minimum Lease Payments	$1,554.0	$104.8	$620.7	$54.1	$22.2	$41.6

Maximum Potential Loss

Company	Maximum Potential Loss
(in millions)
AEP	$33.4
APCo	4.8
I&M	3.2
OPCo	5.3
PSO	2.8
SWEPCo	3.4